SEGMENT INFORMATION (Details)	12 Months Ended
	Mar. 31, 2026 USD ($) Segment	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)
SEGMENT INFORMATION [Abstract]
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Principal transactions and proprietary trading	$ 520,264	$ 105,483	$ (715,309)
Total revenues	11,082,924	7,447,944	10,055,809
Commissions and brokerage fees	(3,052,843)	(246,259)	(401,843)
Interest expenses	(922,556)	(289,943)	(158,441)
Share-based compensation	(7,060,640)	(8,788,109)	0
Research and development expenses	(726,299)	(427,672)	0
Allowance for expected credit losses	(1,256,873)	0	0
Operating (loss) income	(14,526,792)	(10,651,355)	2,943,194
Other income (loss), net	(625,546)	(1,162,722)	(6,706)
(Loss) income before income tax expenses	(15,152,338)	(11,814,077)	2,936,488
Income tax expense	0	(153,428)	(439,934)
Net (loss) income	(15,152,338)	(11,967,505)	2,496,554
Single Reporting Segment [Member]
Performance and Making Key Decisions of Reviews Several Key Metrics [Abstract]
Brokerage and commission income	7,148,260	4,363,672	8,230,266
Principal transactions and proprietary trading	520,264	105,483	(715,309)
Interest income	2,091,440	1,176,572	1,166,998
Software licensing and related support services income	1,322,960	1,802,217	1,373,854
Commissions and brokerage fees	(3,052,843)	(246,259)	(401,843)
Software licensing (including subscription based) and related support outsourcing cost	(881,031)	(975,865)	(802,745)
Interest expenses	(922,556)	(289,943)	(158,441)
Share-based compensation	(7,060,640)	(8,788,109)	0
Research and development expenses	(726,299)	(427,672)	0
Allowance for expected credit losses	(1,256,873)	0	0
Other operating costs and expenses	(11,709,474)	(7,371,451)	(5,749,586)
Other income (loss), net	$ (625,546)	$ (1,162,722)	$ (6,706)